Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	290,000
Proposed Maximum Offering Price per Unit	23.83
Maximum Aggregate Offering Price	$ 6,910,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 954.37
Offering Note	(1)Amount to be registered consists of 290,000 shares of the Company's Common Stock that may be purchased in the open market and subsequently issued or distributed under the Company's 401(k) plan (the "Plan"), plus an indeterminate amount of interests to be offered or sold pursuant to the Plan. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers any additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions. (2)Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on March 9, 2026, a date within five business days prior to the filing of this Registration Statement.